QUARTERLY RESULTS (UNAUDITED) (DETAILS) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended																12 Months Ended
	Jun. 30, 2011		Mar. 31, 2011		Dec. 31, 2010		Sep. 30, 2010		Jun. 30, 2010		Mar. 31, 2010		Dec. 31, 2009		Sep. 30, 2009		Jun. 30, 2011		Jun. 30, 2010		Jun. 30, 2009
NET SALES	$ 20,860		$ 20,230		$ 21,347		$ 20,122		$ 18,926		$ 19,178		$ 21,027		$ 19,807		$ 82,559		$ 78,938		$ 76,694
OPERATING INCOME	3,285		3,772		4,260		4,501		2,950		3,968		4,655		4,448		15,818		16,021		15,374
GROSS MARGIN	48.30%		50.50%		51.80%		51.90%		49.50%		51.90%		53.70%		52.60%		50.60%		52.00%
NET EARNINGS:
NET EARNINGS FROM CONTINUING OPERATIONS	2,539		2,906		3,362		3,120		2,202		2,617		3,182		3,055		11,927		11,056		10,766
Net earnings from discontinued operations	0		0		0		0		0		0		1,510		280		0		1,790		2,756
NET EARNINGS ATTRIBUTABLE TO PROCTER & GAMBLE	$ 2,510		$ 2,873		$ 3,333		$ 3,081		$ 2,185		$ 2,585		$ 4,659		$ 3,307		$ 11,797	[1]	$ 12,736	[1]	$ 13,436	[1]
DILUTED NET EARNINGS PER COMMON SHARE:
Earnings from continuing operations	$ 0.84	[2]	$ 0.96	[2]	$ 1.11	[2]	$ 1.02	[2]	$ 0.71	[2]	$ 0.83	[2]	$ 1.01	[2]	$ 0.97	[2]	$ 3.93	[2],[3]	$ 3.53	[2],[3]	$ 3.39	[3]
Earnings from discontinued operations	$ 0.00	[2]	$ 0.00	[2]	$ 0.00	[2]	$ 0.00	[2]	$ 0.00	[2]	$ 0.00	[2]	$ 0.48	[2]	$ 0.09	[2]	$ 0.00	[2],[3]	$ 0.58	[2],[3]	$ 0.87	[3]
DILUTED NET EARNINGS PER COMMON SHARE	$ 0.84	[2]	$ 0.96	[2]	$ 1.11	[2]	$ 1.02	[2]	$ 0.71	[2]	$ 0.83	[2]	$ 1.49	[2]	$ 1.06	[2]	$ 3.93	[2],[3]	$ 4.11	[2],[3]	$ 4.26	[3]

[1]	Net earnings per share are calculated on net earnings attributable to Procter & Gamble.
[2]	Diluted net earnings per share is calculated on earnings attributable to Procter & Gamble.
[3]	Basic net earnings per share and diluted net earnings per share are calculated on net earnings attributable to Procter & Gamble